Investment Objectives and Goals	Mar. 31, 2026
LG QRAFT AI-Powered U.S. Large Cap Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	LG QRAFT AI-Powered U.S. Large Cap Core ETF